ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS - Schedule of wholly-owned subsidiaries of the company (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 CNY (¥)	Aug. 24, 2023	Sep. 19, 2022	Apr. 01, 2022
Wins Finance Group Limited ("WFG")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | $	$ 30,000,100
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Full Shine Capital Resources Limited ("Full Shine")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | $		$ 1
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Jinshang International Financial Leasing Co.,Ltd("Jingshang Leasing")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | $	$ 180,000,000
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Dalian Ruikai Taifu Investment Management Co. LTD ("Ruikai Taifu")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital			¥ 100,000,000
Ownership interest (as a percent)	60.00%	60.00%	60.00%	50.8198%
Zhongrui Xuikai Beijing Technology Co., Ltd ("Zhongrui Xuikai")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital			¥ 28,000,000
Ownership interest (as a percent)	71.43%	71.43%	71.43%		51.00%	71.43%
Tianjin Runcheng Medical Technology Co., LTD ("Tianjin Runcheng")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital			¥ 20,410,000
Ownership interest (as a percent)	51.00%	51.00%	51.00%
Beijing Shiyue Gongtu Medical Equipment Co., Ltd ("Shiyuegongtu")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital			¥ 50,000,000
Ownership interest (as a percent)	51.00%	51.00%	51.00%